Other Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule Of Other Assets [Line Items]
Period to remit collections on pledged advances to the trustee	2 days
Additional Deferred Financing Costs	$ 1,154
Deferred offering costs		$ 2,777